Note 5 - Revenue (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Notes Tables
Disaggregation of Revenue [Table Text Block]
	Three Months Ended March 31,
	2024	2023
Sales of products, net:
Pharmacy prescription and other revenue, net of PBM fees	$11,324	$—
e-Commerce revenue	2,865	2,876
Sub total	14,189	2,876
Revenues from services:
Pharmacy 340B contract revenue	3,304	—

Revenues, net	$17,493	$2,876

	For the Twelve Months Ended December 31, 2023
	e-Commerce Operations	Healthcare Operations	Total
Sales of products, net
Prescription revenue, net of PBM fees	$—	$21,412	$21,412
e-Commerce revenue	10,977	—	10,977
Subtotal	10,977	21,412	32,389
Revenues from services:
Pharmacy 340B contract revenue	—	5,367	5,367
Revenues, net	$10,977	$26,779	$37,756
	For the Twelve Months Ended December 31, 2022
	e-Commerce Operations	Healthcare Operations	Total
Sales of products, net
Prescription revenue, net of PBM fees	$—	$—	$—
e-Commerce revenue	11,710	—	11,710
Subtotal	11,710	—	11,710
Revenues from services:
Pharmacy 340B contract revenue	—	—	—
Revenues, net	$11,710	$—	$11,710